Other Income - Net	6 Months Ended
Jun. 30, 2012
Other (loss) Income-net [Abstract]
Other Loss (Income) - Net
7.	Other (Loss) Income – Net

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
	$	$	$	$
Volatile organic compound emissions plant lease income	315	821	774	1,782
Miscellaneous	(434)	338	532	687

Other (loss) income – net	(119)	1,159	1,306	2,469